Quarterly Report
October 31, 2020
MFS®  Municipal High
Income Fund
MMH-Q3

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.3%
Alabama - 2.3%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	$335,000	$385,705
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,185,000	1,358,188
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	260,000	296,837
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,745,000	1,985,269
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	340,000	385,509
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	175,000	197,773
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,690,033
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,732,567
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,355,000	6,420,965
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,614,658
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	935,090
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	980,897
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	684,668
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	783,564
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	790,463
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,407,221
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,435,076
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,272,076
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (n)	1,500,000	1,501,110
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	4,200,000	4,266,780
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,724,342
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	1,800,000	1,947,150
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	3,761,660
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,701,561
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	24,710,000	27,113,542
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	12,640,000	13,475,757
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	33,580,000	36,805,695
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	5,790,000	6,957,148
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	3,535,000	4,217,785
		$129,829,089
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$968,782
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,401,458
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	5,985,000	6,030,067
		$8,400,307
Arizona - 2.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$325,000	$335,550
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	870,000	930,482
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	1,395,000	1,468,000
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	2,185,000	2,289,662
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	340,000	398,449
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	1,045,153
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,306,121
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038	1,065,000	1,160,509
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048	2,050,000	2,220,888
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053	3,190,000	3,468,391
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	485,064
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	740,000	784,193
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	2,082,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	$770,000	$829,998
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	770,000	815,984
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	735,000	777,130
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028	2,080,000	2,274,771
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038	1,810,000	2,022,657
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048	3,100,000	3,417,006
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,455,000	2,542,766
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	1,069,400
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	1,700,000	1,787,873
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	625,000	653,238
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,417,234
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,530,192
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029	485,000	491,674
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039	340,000	356,167
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049	600,000	621,432
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	310,000	382,236
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 3%, 2/01/2045	2,075,000	2,104,175
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,085,000	1,218,064
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,470,000	1,643,592
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	3,105,000	2,747,677
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	5,005,000	4,231,327
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,340,040
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	303,210
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	261,948
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	309,927
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,831,500
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,887,155
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	887,976
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	473,437
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	238,555
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	455,312
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,204,100
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049	705,000	826,563
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	627,465
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	1,046,658
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,660,000	2,819,760
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 4%, 1/01/2044	13,650,000	15,422,452
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,634,127

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	$3,980,000	$4,049,769
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,194,842
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	742,308
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,200,626
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,847,561
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,787,775
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	882,286
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	707,692
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,181,879
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,315,263
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,210,182
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,507,592
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,255,000	3,633,133
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,630,665
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,114,121
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	540,000	565,472
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,380,690
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,122,704
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	164,682
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	570,000	622,588
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	315,000	340,559
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	534,390
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	585,647
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034	730,000	757,039
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	3,740,000	3,762,926
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039	655,000	673,157
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	3,495,000	3,518,521
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049	1,235,000	1,256,551
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	3,960,000	3,983,602
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,802,214
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,116,423
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,549,514
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,289,994
		$156,512,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$820,288
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,664,906
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	173,626
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	1,165,000	1,386,070
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	930,000	1,131,178
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	781,643
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,450,000	1,751,180
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	625,940
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	683,926
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,965,000	2,328,230
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	403,613
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	599,324
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,891,453
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	4,997,351
		$20,238,728
California - 5.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,060,320
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	4,160,050
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,746,447
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,725,170
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	3,350,720
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	160,000	207,139
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	210,000	246,641
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	340,000	394,818
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	167,835
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	213,442
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2040	85,000	97,751
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), 0.45%, 1/01/2050 (Put Date 7/01/2021) (n)	7,950,000	7,946,343
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,736,595
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	4,689,045
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,584,883
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	517,859
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,570,952
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,432,726
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	235,815
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,621,566
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	3,955,000	4,097,459
California Municipal Finance Authority, Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,162,161
California Municipal Finance Authority, Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,540,842
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	1,200,000	1,237,608
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,702,432
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	5,665,000	6,082,624
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(z)	2,250,000	1,575,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)	11,405,000	7,983,500
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)	12,890,000	3,995,900
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	244,470
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	489,788
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	478,500
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	747,245
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2036	865,000	967,381
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,325,000	1,390,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	$730,000	$799,686
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	846,807
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	490,815
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,260,918
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	750,000	850,980
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	235,000	247,526
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	617,539
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	586,338
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,426,062
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	467,905
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	781,462
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	974,229
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	360,000	371,797
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,483,258
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,746,016
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	2,045,000	2,159,745
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,450,344
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,937,225
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	265,000	273,628
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	825,139
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,385,063
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,731,840
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,276,510
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,435,000	9,063,914
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,095,000	12,000,574
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	12,141,571
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	9,719,204
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,101,420
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,643,408
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,101,190
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,107,520
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,050,370
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	560,000	559,182
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	725,000	700,024
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,730,000	1,668,516
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	830,000	800,303
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	555,000	556,887
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	1,946,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	$4,785,000	$4,060,455
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,280,000	3,529,374
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2032	3,010,000	2,401,980
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,980,000	2,005,205
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	3,525,000	3,631,667
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040	2,735,000	3,208,374
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061	9,125,000	9,335,058
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	5,009,792
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,925,329
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,949,043
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,112,990
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,658,475
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,710,297
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	455,000	491,851
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	4,259,038
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	491,850
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	355,542
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	594,472
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	13,116,700
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	794,963
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	927,458
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,157,142
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	3,982,131
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	645,000	551,049
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,926,350
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	7,230,762
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041 (Prerefunded 8/01/2021)	12,965,000	3,168,516
Oceanside, CA, Unified School District, Capital Appreciation, AGM, 0%, 8/01/2030	4,455,000	3,758,594
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,865,000	1,711,063
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,625,000	3,147,261
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	195,037
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	400,000	362,152
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	380,000	372,544
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	11,227,300
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	12,500,000	14,223,500
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	728,085
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,265,560
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,720,000	2,008,977
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,478,249
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	249,737
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045	3,610,000	3,761,331
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	1,050,000	1,286,040
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	960,000	1,170,720
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	605,418
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,665,000	3,157,251
		$298,847,853
Colorado - 1.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$73,000	$86,079
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	118,000	150,425
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	70,000	82,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	$118,000	$152,817
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	70,000	81,799
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	124,000	159,628
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	17,000	19,806
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	129,000	165,035
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	76,000	88,267
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	140,000	177,920
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	90,000	104,184
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	140,000	177,080
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	160,000	201,853
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	56,000	70,352
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	676,000	816,243
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	990,282
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	335,945
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	603,898
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	423,325
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	458,064
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,130,954
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	516,264
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	392,207
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	388,014
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,873,704
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,622,886
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	1,975,423
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,607,433
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	346,038
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	402,199
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	418,356
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,180,080
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,858,772
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	570,000	704,184
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	840,000	1,015,997
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,440,000	4,084,037
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	569,853
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	1,015,114
Colorado Health Facilities Authority Hospital Rev. (Parkview Medical Center, Inc. Project), “A”, 4%, 9/01/2045	525,000	568,281
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,150,317
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,674,513
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	3,620,000	3,923,066
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,625,000	3,186,802
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033	4,295,000	4,706,203
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	825,000	937,266
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	701,344
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,152,300
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,355,000	5,020,705
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	6,370,000	7,220,905
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,220,000	2,431,344
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	7,850,000	8,876,544
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	8,505,112
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5%, 12/01/2035	730,000	765,259
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	1,500,000	1,552,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	$1,070,000	$1,140,192
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	717,593
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,901,754
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	3,069,031
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,935,744
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	847,923
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,374,060
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,707,810
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033	403,000	412,555
		$108,925,845
Connecticut - 0.7%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	$900,000	$974,439
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,380,635
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,945,448
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	548,400
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,585,830
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,936,892
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	340,000	341,258
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2039	1,015,000	1,003,581
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	505,000	517,918
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,830,000	3,441,733
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	12,405,000	11,982,858
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,435,143
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,496,130
		$39,590,265
Delaware - 0.5%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	$1,105,000	$1,159,012
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,079,893
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,265,987
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,461,464
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	319,742
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	682,050
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	970,738
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,698,569
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,953,161
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,462,050
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2050	4,250,000	4,937,777
Delaware Health Facilities Authority Rev. (Christiana Care Health System), “A”, 4%, 10/01/2049	5,815,000	6,541,235
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	725,340
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	977,696
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,086,689
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	844,191
		$31,165,594
District of Columbia - 0.6%
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2039	$1,450,000	$1,559,098
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2049	1,360,000	1,434,446
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	2,090,000	2,190,048
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	1,330,000	1,375,872
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	1,680,000	1,731,173
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,717,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	$5,605,000	$5,427,322
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,136,626
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	910,063
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	6,980,000	7,626,837
		$32,108,582
Florida - 6.9%
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	$1,250,000	$1,374,238
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,181,980
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,089,250
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	1,330,000	1,659,547
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	2,260,000	2,808,389
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	445,000	450,073
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	690,000	716,882
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	875,000	933,074
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	260,000	261,916
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	90,000	90,827
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	20,000	20,012
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	766,949
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	355,734
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,508,034
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	225,000	227,549
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	416,956
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,740,000	2,879,028
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	115,000	128,950
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	189,834
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	579,427
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	905,000	905,489
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,099,475
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)	300,000	183,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)	300,000	183,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	1,055,000	816,306
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)	10,590,000	8,194,012
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)	805,000	491,050
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	630,000
Cypress Bluff Community Development District, 3.75%, 5/01/2024	850,000	870,256
Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,275,000	1,361,165
Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,645,000	3,947,499
Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,625,000	2,835,131
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	654,362
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	783,022
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,858,296
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	945,656
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	5,415,000	5,978,431
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “A”, 4%, 8/15/2045	14,605,000	15,521,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028	$1,165,000	$1,216,411
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038	1,005,000	1,066,446
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	1,700,000	1,777,095
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039	3,090,000	3,259,826
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049	11,995,000	12,511,625
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	450,000	459,666
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037	510,000	530,930
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,170,883
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	1,180,000	1,207,777
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,901,571
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	1,295,000	1,321,625
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,371,053
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,619,966
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036	1,155,000	1,264,448
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046	1,980,000	2,147,013
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034	525,000	607,840
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039	610,000	696,461
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049	4,340,000	4,853,075
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,025,582
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041 (Prerefunded 6/15/2021)	14,360,000	15,012,088
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,203,862
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,343,800
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	240,000	248,746
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	550,000	585,090
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	1,080,000	1,140,253
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,575,942
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	4,365,000	4,511,839
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)(w)	3,760,000	3,878,891
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)(w)	6,000,000	6,121,800
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	1,235,000	1,383,756
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	995,000	1,108,380
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	720,000	796,817
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,395,000	1,539,355
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	780,000	857,594
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,172,185
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,505,556
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	2,045,103
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,430,745
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,625,000	2,600,955
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	2,220,000	2,190,563
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	2,070,000	2,043,214
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	3,195,000	3,175,926
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,620,000	5,040,050
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,620,500
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	2,345,000	2,311,513
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	4,055,602
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	520,000	537,586
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,365,655
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,409,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	$2,825,000	$3,070,464
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,660,032
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,290,000	1,291,097
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,345,000	4,483,649
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,796,350
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,560,000	1,627,704
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	3,540,000	3,990,819
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,095,670
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children's Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	7,555,877
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,122,970
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,341,324
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	3,255,000	3,533,530
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	295,000	319,220
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,105,495
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,160,660
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	318,954
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	8,893,501
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,200,000	1,253,940
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	763,791
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,088,918
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	220,000	225,782
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	940,000	963,914
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2011 (d)(q)	1,575,000	567,000
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	8,352,259
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	489,200
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	1,000,000	1,163,810
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,295,000	1,497,396
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	440,454
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	507,713
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	185,830
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	546,958
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	632,692
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	650,159
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	692,482
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	531,394
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	700,225
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	733,261
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	822,235
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2046	1,685,000	678,381
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2047	1,025,000	396,849
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2048	1,125,000	419,164
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2050	2,245,000	771,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2051	$1,345,000	$443,931
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2052	1,390,000	441,186
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2053	915,000	279,231
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2054	1,290,000	378,086
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,590,000	3,591,508
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	12,965,000	14,413,450
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,184,980
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,149,534
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,212,720
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,750,000	2,832,032
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,610,000	3,607,653
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	500,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	110,000	110,354
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	519,565
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,422,361
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,620,549
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,524,314
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	915,179
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	1,038,010
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	1,063,963
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,270,000	1,363,497
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	450,000	473,630
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,369,461
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	390,000	410,631
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,439,105
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,076,294
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,969,087
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041 (Prerefunded 11/15/2020)	3,900,000	3,908,931
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024	420,000	431,248
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029	700,000	747,733
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037	1,000,000	1,069,810
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	1,345,000	941,500
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041 (a)(d)	2,800,000	1,960,000
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2055	3,060,000	3,230,932
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	299,330
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	173,011
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	159,981
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	345,914
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,017,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	$5,935,000	$6,520,488
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,939,463
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,100,000	6,674,315
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,079,835
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,046,075
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	551,559
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	815,176
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	366,011
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	479,418
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	457,204
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	594,177
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	251,900
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	240,004
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	185,000	73,930
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2049	8,625,000	2,894,636
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2053	8,640,000	2,410,387
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	340,000	387,127
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	391,496
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	525,000	641,713
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	2,043,456
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,715,000	4,481,850
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,388,135
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,020,000	4,245,643
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,314,408
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	385,000	411,168
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	955,077
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,071,380
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,766,343
		$394,737,378
Georgia - 0.7%
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	$3,798,813	$3,812,678
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	627,827
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,098,390
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,167,936
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031 (w)	325,000	407,960
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032 (w)	365,000	418,984
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033 (w)	210,000	238,621
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034 (w)	385,000	434,688
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036 (w)	340,000	380,062
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037 (w)	350,000	427,259
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038 (w)	370,000	450,183
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039 (w)	320,000	353,920
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040 (w)	225,000	272,043
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,705,000	4,103,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	$350,000	$364,424
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,873,263
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	2,605,000	3,042,718
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	2,580,000	3,049,276
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	2,580,000	3,049,276
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	3,880,000	4,653,750
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	426,474
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	463,642
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	317,185
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	3,465,000	3,999,580
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	970,609
		$37,403,813
Guam - 0.8%
Guam Education Financing Foundation (Guam Public School Facilities Project), “B”, COP, 5%, 10/01/2026	$12,905,000	$13,647,683
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	999,333
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	1,000,000	1,000,850
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,764,210
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,418,819
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	4,245,000	4,265,885
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	10,975,000	11,031,082
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	404,508
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,809,767
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,640,000	7,927,164
		$45,269,301
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	$2,015,000	$1,905,626
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,002,780
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	925,919
		$3,834,325
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$921,914
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	4,329,149
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029	185,000	194,230
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039	1,100,000	1,250,865
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	515,000	577,665
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054	565,000	631,783
		$7,905,606
Illinois - 11.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$12,665,000	$12,017,818
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	2,170,000	2,308,706
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,794,586
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,041,870
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,498,648
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,501,587
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,471,773

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5%, 1/01/2040	$7,775,000	$7,755,485
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,287,088
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,072,328
Chicago, IL, Board of Education, 5%, 12/01/2042	12,065,000	12,209,177
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,725,708
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,430,229
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	9,810,789
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	3,149,250
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	1,228,179
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	4,075,000	3,885,227
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	947,294
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	3,655,272
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	5,515,000	4,280,578
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	3,125,000	3,165,937
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	413,641
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	308,190
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,200,842
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,203,230
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,155,083
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	2,928,152
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	22,787,141
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	3,335,000	3,760,079
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	1,290,000	1,471,322
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	3,270,000	3,771,978
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,550,000	1,802,975
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,030,000	1,201,248
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	775,000	910,075
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,135,000	2,509,095
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	3,910,000	4,787,873
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	7,500,000	9,126,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	6,425,000	7,761,014
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,351,337
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,615,185
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	8,767,144
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,511,215
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	977,616
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	972,152
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	966,352
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	859,995
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	857,993
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	615,652
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	6,204,639
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	9,295,722
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	11,165,327
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	2,610,000	2,195,689
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,675,207
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,786,503
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	1,785,000	1,846,529
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	1,045,000	1,099,685
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	4,705,000	4,974,644
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	3,365,000	3,562,727
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	760,000	801,397
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	2,095,000	2,179,596
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	8,860,000	9,320,631
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	780,000	826,090
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	335,000	351,328
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	7,015,000	7,204,195
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	3,940,000	4,126,283
Chicago, IL, General Obligation, “A”, 5%, 1/01/2035	1,310,000	1,331,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	$2,925,000	$3,150,985
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,920,000	1,948,781
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,240,098
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	811,232
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	15,385,000	15,517,311
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	16,030,000	16,943,069
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,707,066
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,140,766
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,519,373
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	740,000	858,348
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,351,064
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	7,305,477
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	731,943
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	362,587
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,455,408
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	5,463,525
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	1,055,000	1,064,178
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	540,000	569,101
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,955,000	2,306,255
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	3,605,000	3,875,231
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,805,000	2,105,984
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,945,000	9,178,223
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	835,000	971,381
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	3,030,000	3,514,497
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	818,000	818,589
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,495,000	2,500,788
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,339,320
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,332,220
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	2,395,000	2,485,220
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	2,980,000	3,090,528
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	350,000	388,150
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	430,000	480,929
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,423,472
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 1.454% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,070,086
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	3,148,976
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,405,000	10,343,995
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,546,360
Illinois Finance Authority Rev. (Presence Health Network), “C”, ETM, 4%, 2/15/2041 (Prerefunded 2/15/2027)	435,000	526,063
Illinois Finance Authority Rev. (Presence Health Network), ETM, 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	24,187
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,434,286
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	695,226
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,413,110
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	1,084,948
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,045,805
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	136,314
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	580,000	671,333
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	725,000	833,808
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	665,869
Illinois Finance Authority, Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	6,000,000	6,183,780
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	739,095
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,886,130
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,050,000	1,120,707
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2040	2,320,000	2,524,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	$5,590,000	$5,959,164
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2055	4,095,000	4,336,728
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.55%, 11/01/2044 (Put Date 11/01/2021)	3,655,000	3,655,000
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	415,000	402,820
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	771,210
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	383,809
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	5,916,667
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	14,375,000	14,852,681
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	160,000	191,853
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	205,000	244,087
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	2,300,000	2,691,552
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	4,995,000	5,950,294
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	4,170,000	5,053,331
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	930,000	1,142,896
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	2,185,000	2,707,215
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,960,000	2,343,690
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,735,000	3,274,424
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,315,000	1,424,697
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	765,000	826,124
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,315,000	1,430,957
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	1,090,000	1,322,868
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,365,000	1,677,012
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	820,000	965,337
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,614,650
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,458,000	2,458,737
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,290,000	1,420,987
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,610,000	1,754,433
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	3,185,700
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,797,050
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,938,172
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, AGM, 0%, 12/15/2056	3,020,000	754,456
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	3,390,000	3,027,711
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,372,761
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	755,000	837,408
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	935,765
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	885,921
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	419,627
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,542,684
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,602,780
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,161,143
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,144,707
State of Illinois, 4.875%, 5/01/2021	930,000	946,052
State of Illinois, 5%, 2/01/2025	2,670,000	2,897,244
State of Illinois, 5%, 1/01/2028	550,000	561,253
State of Illinois, 5%, 5/01/2028	4,130,000	4,335,220
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,412,209
State of Illinois, 5%, 11/01/2028	2,595,000	2,798,137
State of Illinois, 5%, 2/01/2029	2,820,000	3,043,795

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, 4.125%, 11/01/2031	$2,195,000	$2,208,763
State of Illinois, 5.5%, 5/01/2039	8,810,000	9,714,346
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,431,350
State of Illinois, 5%, 11/01/2040	10,180,000	10,477,052
State of Illinois, 5.75%, 5/01/2045	8,560,000	9,478,916
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,216,521
State of Illinois, AGM, 4%, 2/01/2030	900,000	980,838
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	7,045,658
State of Illinois, “A”, 5%, 12/01/2020	3,995,000	4,006,466
State of Illinois, “A”, 5%, 11/01/2027	12,495,000	13,717,136
State of Illinois, “A”, 5%, 11/01/2028	16,990,000	18,704,971
State of Illinois, “A”, 4%, 12/01/2033	1,960,000	1,930,502
State of Illinois, “A”, 5%, 4/01/2036	2,760,000	2,817,656
State of Illinois, “B”, 5%, 12/01/2020	2,205,000	2,211,328
State of Illinois, “C”, 4%, 10/01/2038	4,825,000	4,674,653
State of Illinois, “A”, 5%, 12/01/2024	470,000	509,283
State of Illinois, “A”, 5%, 12/01/2038	1,185,000	1,230,599
State of Illinois, General Obligation, “C”, 4%, 10/01/2037	8,425,000	8,192,386
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2033	2,615,000	3,025,084
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2034	2,930,000	3,375,565
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,660,000	1,897,579
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2039	1,870,000	2,114,596
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	1,055,000	1,174,320
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,329,187
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	9,678,354
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	9,548,887
		$673,889,166
Indiana - 1.0%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042 (a)(d)	$2,500,000	$25,000
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,820,806
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,234,270
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	494,546
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,211,653
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,244,185
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,696,840
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	210,000	220,744
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	367,588
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	973,578
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	1,755,000	1,967,618
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	477,595
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	465,065
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	10,605,000	12,005,072
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	2,960,000	3,239,898
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,458,128
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	727,890
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	531,392
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	660,511
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,640,000	1,951,813
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,687,078
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,922,412
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,183,915
		$59,567,597
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$889,464
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,641,512
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	790,997
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	1,060,000	1,122,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	$865,000	$907,463
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,642,979
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	995,000	1,084,640
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	2,595,000	2,560,201
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	7,710,000	7,357,884
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,353,756
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, “C”, 5.375%, 6/01/2038	4,500,000	4,561,560
		$26,913,388
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038 (Prerefunded 6/01/2025)	$3,600,000	$4,292,604
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042 (Prerefunded 6/01/2025)	1,500,000	1,788,585
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,510,221
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	653,567
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,177,127
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,063,436
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,367,680
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,211,480
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,388,410
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,458,714
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,528,635
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,688,718
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,862,268
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,990,000	2,001,761
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,840,000	2,850,565
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,403,071
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	616,011
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	712,641
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	567,944
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,796,369
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,775,463
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,589,100
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	280,000	284,029
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,845,000	2,891,886
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,505,000	1,487,572
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,951,079
		$46,918,936
Kentucky - 1.6%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$952,402
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	942,674
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	1,073,658
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	2,840,000	2,929,432
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	4,410,209
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,180,106
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,915,204
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,326,484
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), 5.25%, 8/15/2046	2,640,000	2,742,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	$1,250,000	$1,469,638
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	15,592,327
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,995,717
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,336,096
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,171,976
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,727,201
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,671,969
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,323,206
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,695,233
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,516,974
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	6,730,677
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,683,414
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,110,190
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,550,913
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	8,965,000	10,181,909
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,542,514
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,447,002
		$89,219,293
Louisiana - 1.8%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,513,785
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	3,200,000	3,324,320
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	2,000,000	2,079,360
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	1,450,000	1,602,917
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	11,350,000	10,424,521
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	5,015,000	4,984,358
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	3,855,000	3,809,048
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	642,751
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,787,765
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	5,045,000	4,937,138
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,187,651
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,601,091
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish Gomesa Project), 4.4%, 11/01/2044 (n)	3,385,000	3,467,526
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	2,175,000	2,357,787
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	1,615,000	1,728,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	$1,740,000	$1,819,849
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	914,040
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,572,951
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,885,242
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029	670,000	711,788
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	1,660,000	1,628,311
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	2,635,000	2,470,154
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	4,442,067
Louisiana Public Facilities Authority Rev. (LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,598,615
Louisiana Public Facilities Authority Rev. (LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	10,253,200
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation and New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	3,148,733
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation and New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	10,044,197
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,294,029
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	2,088,697
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040	875,000	1,007,326
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045	2,405,000	2,726,284
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045	1,095,000	1,254,574
		$104,308,480
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$2,685,000	$2,893,839
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	6,170,000	6,805,572
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2045	3,335,000	3,738,001
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	5,900,000	6,573,308
		$20,010,720
Maryland - 1.0%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$2,680,000	$2,804,352
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	509,845
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	578,166
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,030,000	1,029,938
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,234,298
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	2,952,239
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	854,972
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	745,000	752,137
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	2,190,000	2,205,220
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	7,070,000	8,011,795
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	5,745,000	6,437,330
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,226,637
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	398,927
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,112,232
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,979,160
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	158,886
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	443,415
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,865,000	1,510,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	$2,290,000	$2,625,577
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,382,420
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,577,989
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	978,138
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,252,133
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	790,000	830,535
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	775,000	814,471
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	894,690
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,498,023
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,534,059
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,670,018
		$54,257,711
Massachusetts - 2.0%
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	$300,000	$307,557
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	455,000	495,318
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	783,525
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	604,447
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	9,250,000	4,162,500
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	1,300,000	1,523,964
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	9,870,000	11,383,861
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,625,174
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,356,961
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	926,215
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,017,559
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,224,201
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	894,934
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	4,150,586
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,115,960
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,301,500
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	243,117	35,320
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	400,000	428,844
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	3,140,000	3,345,419
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	7,070,000	7,488,615
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	1,350,000	1,591,015
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	183,024
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,597,708
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	936,192
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	549,499
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	734,868
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,949,006
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,293,813
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	3,120,000	3,308,292
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,305,000	1,497,226
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,092,119
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,090,886
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	5,790,000	5,856,295
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	1,605,000	1,596,461
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,585,000	6,705,440
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	10,223,069
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	250,622
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	775,000	791,500
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	805,000	821,841
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	11,835,000	11,957,729
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,745,000	1,763,096
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	490,000	515,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041 (Prerefunded 7/01/2021)	$340,000	$350,965
		$115,828,283
Michigan - 1.7%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$2,220,000	$2,472,214
Detroit, MI, General Obligation, 5.5%, 4/01/2050	1,850,000	2,059,735
Detroit, MI, General Obligation , 5.5%, 4/01/2045	1,250,000	1,396,738
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	9,635,000	10,433,067
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039 (Prerefunded 7/01/2022)	3,190,000	3,441,021
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036 (Prerefunded 7/01/2021)	375,000	386,910
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041 (Prerefunded 7/01/2021)	2,055,000	2,123,658
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041 (Prerefunded 7/01/2021)	535,000	551,992
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	725,000	885,849
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	806,146
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,415,103
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,176,830
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,663,112
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,179,371
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	3,810,000	4,294,060
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	655,663
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	837,256
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,249,512
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,787,080
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,721,709
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,210,270
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	5,215,000	6,268,691
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	6,610,000	7,663,171
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	1,023,706
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,417,698
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,579,930
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	2,375,000	2,559,822
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	2,280,000	2,600,819
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	1,365,000	1,467,662
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	1,033,653
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	1,295,000	1,505,321
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), Capital Appreciation, “B-2”, 0%, 6/01/2065	40,000,000	4,554,400
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	3,405,000	3,594,727
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,000,000	884,090
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	782,307
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	1,830,066
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	1,799,306
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,481,088
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	847,965
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	639,532
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,370,981
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,465,675
		$98,117,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.7%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$541,555
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,253,140
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,248,310
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	3,680,000	4,278,993
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	2,225,843
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,352,544
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	1,570,000	1,602,515
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	430,303
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	685,000	718,243
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	8,390,000	9,063,969
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	4,395,000	4,296,816
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	263,735
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	453,470
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	749,732
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	652,126
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,325,721
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	259,495
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,291,600
		$37,008,110
Mississippi - 0.5%
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	$3,800,000	$3,928,630
Mississippi Home Corp. Single Family Mortgage Rev., “A”, 4%, 12/01/2044	2,520,000	2,776,385
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	1,964,759
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,289,220
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,962,952
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,324,970
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,188,075
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,180,130
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	650,405
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	7,750,000	9,153,835
		$30,419,361
Missouri - 1.4%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$798,400
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	7,785,000	8,917,873
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	2,140,000	2,204,007
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	5,740,000	5,876,153
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	465,000	528,589
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,718,409
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,383,973
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2035 (w)	1,700,000	2,014,313
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2040 (w)	2,000,000	2,333,180
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	2,125,000	2,346,956
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,946,445
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	555,000	592,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	$4,120,000	$4,681,432
Osage Beach, MO, Tax Increment Rev. (Prewitt's), 5%, 5/01/2023	790,000	749,576
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	706,468
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	494,317
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,358,022
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,070,784
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,116,967
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	3,445,000	3,535,810
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,100,000	994,796
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,834,054
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,696,762
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,005,000	11,860,419
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,431,615
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,570,000	2,323,923
St. Louis, MO, Municipal Finance Corp Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	1,910,000	2,314,366
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	6,475,000	7,696,444
		$79,526,632
Montana - 0.2%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$920,000	$1,001,208
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	4,393,536
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	6,259,850
		$11,654,594
Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,584,312
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,590,889
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	745,000	790,497
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	4,360,000	4,800,753
		$9,766,451
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$570,000	$595,656
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	1,715,000	1,791,952
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	1,395,000	1,447,145
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,280,477
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	4,115,000	4,226,805
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,072,050
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	1,015,000	1,074,540
Nevada Department of Business and Industry Rev. (Brightline West Passenger Rail Project), “A”, 0.5%, 1/01/2050 (Put Date 7/01/2021) (n)	3,000,000	2,998,410
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	101,889
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	129,724
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	467,512
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	587,167
		$16,773,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 0.8%
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4.125%, 1/20/2034	$11,062,887	$12,044,719
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	7,730,000	7,855,767
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “A”, 3.625%, 7/01/2043 (Put Date 7/02/2040) (n)	1,805,000	1,775,218
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	3,039,169
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	2,875,000	4,079,021
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	4,071,796
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	4,051,810
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,154,680
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	2,128,096
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,738,164
		$43,938,440
New Jersey - 4.6%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$5,875,000	$6,945,484
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	572,423
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,155,000	1,688,119
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	499,105
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	495,953
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	765,396
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,837,177
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,433,347
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	363,649
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	357,760
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,087,963
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,171,597
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	583,901
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	45,000	45,615
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	4,000,000	4,358,840
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,155,000	9,597,095
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,302,852
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,267,524
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	2,230,000	2,132,014
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	2,530,000	2,970,372
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,810,000	3,238,665
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	103,287
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	596,864
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	676,722
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	915,617
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,403,122
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	926,657
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	774,042
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	4,268,572
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	5,865,000	6,274,553
New Jersey Economic Development Authority Rev., School Facilities Construction, “XX”, 5%, 6/15/2021	2,145,000	2,200,427
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	6,075,000	6,224,749
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,370,000	3,441,478
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	7,110,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	$3,685,000	$4,112,681
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	2,155,000	2,587,465
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	705,000	705,078
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	8,620,700
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	443,748
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	6,121,211
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,868,256
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,244,023
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,900,733
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,890,798
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,598,596
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,602,304
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,411,752
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,633,383
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,709,209
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	7,810,000	7,746,505
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	13,540,000	15,462,003
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,293,396
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,764,751
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,481,930
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	5,136,041
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,691,650
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	2,930,000	3,072,955
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	5,685,350
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	5,000,000	5,662,600
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	625,000	709,750
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	625,000	696,525
New Jersey Transportation Trust Fund Authority, Transportation System, “C”, 5%, 6/15/2042 (Prerefunded 6/15/2021)	3,350,000	3,449,662
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	26,643,000
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	16,430,000	13,093,396
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,834,990
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	7,082,883
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	3,365,234
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	9,360,000	7,780,032
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	15,000,000	10,638,900
		$264,372,731
New Mexico - 0.1%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$575,000	$627,526
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,450,000	1,601,844
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	2,950,000	3,253,702
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	355,000	380,975
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	291,041
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	298,290
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	765,547
		$7,218,925
New York - 4.5%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2045	$5,150,000	$5,087,479
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2050	2,320,000	2,271,280
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2050	410,000	458,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,099,970
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	2,035,000	2,181,520
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,395,070
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “B”, 5%, 7/01/2021	100,000	99,797
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,976,533
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,130,858
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	8,293,214
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,000,000	2,031,480
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,230,000	1,247,860
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	4,825,000	5,436,955
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	847,470
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,273,115
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,048,568
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	920,544
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035	1,500,000	1,713,285
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040	1,000,000	1,101,370
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	623,453
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	32,266,154
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	21,300,000	21,798,846
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,047,672
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,371,275
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,187,375
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	2,235,000	2,298,340
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	3,500,000	3,619,070
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 10/01/2030	1,000,000	1,024,680
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,485,000	9,167,449
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,600,000	1,728,688
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	750,000	817,253
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,265,657
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,315,000	3,548,542
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	19,055,000	19,260,794
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,383,123
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,171,979
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	945,000	1,072,358
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,075,000	1,123,966
New York, NY, Trust for Cultural Resources (Lincoln Center For The Performing Arts, Inc.), “A”, 4%, 12/01/2035	260,000	296,756
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	350,000	450,541
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2032	1,160,000	1,482,457
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2034	965,000	1,107,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	$6,865,000	$6,955,343
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	6,900,000	6,906,072
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,780,000	3,120,328
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	1,245,000	1,388,611
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	2,015,000	2,220,570
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,570,000	1,734,662
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	5,930,000	6,518,197
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	8,220,000	9,012,572
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,830,000	2,841,518
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	2,791,259
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,165,000	1,058,309
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	4,680,000	4,051,242
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	1,745,000	1,483,896
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	9,110,000	7,620,879
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	3,070,000	2,502,633
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	970,703
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	480,799
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,389,557
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	2,590,000	2,475,962
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,274,300
		$255,525,781
North Carolina - 1.0%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	$1,040,000	$1,103,991
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,399,675
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	802,302
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,142,515
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	1,071,122
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	595,000	684,916
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2049	5,210,000	5,856,717
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	11,615,000	12,993,236
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,174,137
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	1,079,430
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	3,879,544
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,606,005
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,650,541
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,095,405
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,777,760
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,278,953
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,758,908
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,818,503
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	565,413
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,101,078
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,235,038
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	891,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2049	$7,505,000	$8,896,427
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,358,718
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,059,133
		$59,281,045
North Dakota - 0.4%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$265,000	$277,307
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	720,000	758,613
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	6,505,000	7,182,496
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	6,128,130
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,381,840
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	771,323
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	5,742,977
		$24,242,686
Ohio - 5.2%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2034	$515,000	$578,160
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2035	515,000	575,466
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2036	515,000	572,819
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2038	380,000	419,619
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2032	385,000	478,998
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	3,440,000	3,813,550
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	14,535,000	15,885,447
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2031	2,200,000	2,878,282
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	1,100,000	1,415,436
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	550,000	703,863
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,720,000	2,188,906
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	45,000	52,306
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	550,000	637,126
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	7,290,000	7,901,704
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	57,685,000	61,714,297
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	76,490,000	10,829,454
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,660,710
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,206,760
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,375,475
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	957,094
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,535,279
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	933,767
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,055,000	1,056,730
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2037	1,250,000	1,428,650
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	4,410,052
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,766,253
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,645,502
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,728,915
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	16,675,744
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	893,471
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,295,000	1,339,406
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,807,507
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,457,749
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,140,920
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	5,710,000	6,299,729
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	7,920,000	8,566,510
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040	1,955,000	1,979,809
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	461,224
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	2,215,000	2,505,962
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	13,945,000	16,536,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041 (w)	$3,455,000	$3,742,560
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,910,000	2,124,741
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	5,490,000	5,903,232
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2042	1,575,000	1,671,863
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2035	1,000,000	1,183,360
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,900,000	6,420,734
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	2,325,000	2,476,171
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	3,115,000	3,332,053
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	1,360,000	1,368,935
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,404,526
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,611,440
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,020,200
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,495,000	1,888,992
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,425,000	1,779,697
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,505,000	1,873,424
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	2,575,000	3,172,683
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	8,770,000	9,818,804
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	12,245,000	13,794,115
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	990,074
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	735,041
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	716,773
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	782,036
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,687,346
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,922,375
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,989,852
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,205,000	3,208,654
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	380,000	381,079
		$294,015,810
Oklahoma - 0.9%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$600,000	$585,366
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise, “A”, 8.5%, 8/25/2026 (Prerefunded 8/25/2021) (n)	2,105,000	2,241,299
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,850,000	3,043,572
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,015,000	3,501,410
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,423,541
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	836,377
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	4,143,356
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,711,769
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,978,624
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,692,474
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	11,495,000	13,384,663
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	2,805,000	3,255,174
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	3,765,000	4,266,385
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	734,111
		$53,798,121
Oregon - 0.6%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$1,057,060
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	2,110,500
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	3,178,950
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “B-2”, 2.75%, 11/15/2025	1,050,000	1,058,012
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	655,000	670,582
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,175,405
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	832,408
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	2,360,000	2,866,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$1,665,000	$1,844,737
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,575,000	1,901,938
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, AGM, 4%, 8/15/2045	4,330,000	4,946,029
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	830,000	1,008,143
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	11,265,000	12,649,581
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,322,760
		$36,622,443
Pennsylvania - 6.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$7,630,000	$8,278,703
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	765,000	846,442
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	765,000	812,254
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	2,175,000	2,273,201
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	6,700,000	6,991,919
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,657,329
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,069,321
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,150,482
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,756,412
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	990,000	992,455
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,780,000	1,871,652
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	12,500,000	13,102,625
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	2,992,679
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	1,485,000	1,597,548
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	4,840,000	5,320,660
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	548,711
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	10,695,000	11,754,340
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	275,000	311,751
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	330,000	372,059
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	415,000	465,647
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	400,000	446,680
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	215,000	239,579
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	2,600,000	2,543,710
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	841,496
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	1,013,370
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,747,560
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	960,995
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,215,644
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	661,234
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,846,613
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,395,000	1,741,713
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,483,736
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	748,452
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,714,697
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	905,787
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 4%, 1/01/2033	2,385,000	2,458,696
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2038	385,000	409,467
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,418,851
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	760,410
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	765,000	789,947
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	770,000	856,910
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	331,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	$420,000	$420,143
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	322,254
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	177,174
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	861,218
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	195,000	214,943
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,964,433
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	405,632
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,846,550
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,857,566
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	527,090
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	3,660,000	3,772,582
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	6,045,000	6,131,806
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,431,784
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	5,115,370
Lancaster County, PA, Hospital Authority Health System Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	500,000	515,420
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	10,125,000	11,119,781
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	3,620,000	4,018,490
Lehigh County, PA, Water & Sewer Authority Rev., “A”, ETM, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,115,000	4,694,803
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	8,072,048
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,305,000	1,555,677
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	2,970,937
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	2,812,388
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	5,108,401
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	8,850,000	10,185,199
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,771,181
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,355,681
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	3,680,000	4,214,630
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,048,149
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,950,963
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,175,931
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,330,414
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	11,367,377
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2040	1,440,000	1,634,558
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	1,545,000	1,636,217
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	6,280,000	6,912,961
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,740,000	1,855,327
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	13,246,037
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	2,590,000	3,190,776
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,087,088
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,985,627
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	1,000,000	1,001,010
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 4%, 4/01/2026	1,255,000	1,281,518
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,605,105
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	966,163
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,265,000	2,449,575
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	2,093,245
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,612,799
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	550,000	647,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	$600,000	$688,140
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	645,461
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,786,116
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	5,832,338
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,237,779
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,137,385
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	916,249
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,791,910
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,039,534
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,578,665
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,655,000	3,049,639
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	10,580,000	11,911,705
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047	3,245,000	3,333,102
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058	4,690,000	4,841,065
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,302,732
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	2,600,000	2,569,320
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,655,000	3,541,147
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	8,405,000	9,936,391
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	499,300
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,540,000	1,883,497
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	2,045,000	2,338,294
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	621,037
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	1,560,000	1,772,207
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	618,319
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	2,410,000	2,722,842
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	616,151
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	1,260,000	1,417,009
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,813,149
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,158,801
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	289,105
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	785,000	1,087,052
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	390,000	456,702
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	2,615,000	3,229,839
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	10,000,278
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,305,760
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	2,555,000	2,841,518
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	3,920,000	4,353,552
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,685,000	2,977,182
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	395,000	397,323
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	361,823
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	423,246
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	409,968
		$368,557,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 9.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	$10,000,000	$10,125,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	810,000	826,427
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5.125%, 7/01/2047	3,355,000	3,441,861
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	7,680,000	7,727,386
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,246,166
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,534,642
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	634,372
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	27,620,000	29,128,881
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	12,157,725
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, AGM, 5%, 7/01/2032	1,130,000	1,152,837
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	8,340,000	8,985,683
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,345,000	3,589,118
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	2,140,000	2,224,658
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	5,265,000	5,472,915
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	3,395,000	3,501,807
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	810,000	815,176
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	767,805
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	61,430,000	36,704,425
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	305,000	305,369
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,434,293
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2021	875,000	884,511
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,350,797
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,665,000	3,753,950
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,559,969
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	22,920,000	15,872,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,960,000	2,049,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	1,055,000	731,906
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	346,875
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	4,582,219
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	525,000	363,563
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	5,927,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,825,000	10,266,312
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	555,461
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,346,196
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	2,950,000	2,050,250
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,207,607
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	382,466
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	1,150,000	1,155,279
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	241,843
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	261,997
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	185,000	188,752
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2021	2,010,000	2,019,226
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	695,000	698,190
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	280,000	280,162
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,425,000	1,679,313
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	2,267,938
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	294,313
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	8,233,825
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,239,446
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,499
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	499,937
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,705,887
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	8,935,000	9,287,843
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	490,428
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	1,070,000	1,107,332
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	3,765,000	3,907,806
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	5,250,000	5,449,920
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	21,245,000	22,085,452
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	630,000	654,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	$445,000	$309,275
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	700,688
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	4,720,000	3,256,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	3,646,012
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	818,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,655,000	2,535,656
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	15,500,000	15,887,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,677,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,780,765
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	25,000	24,975
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	575,620
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	375,000	374,310
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	648,928
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	199,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,638,202
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	977,687
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,312,072
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,155,000	1,109,378
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,595,165
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	486,512
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,197,000
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,798,309
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	12,432,338
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,247,386
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	9,895,000	10,840,962
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,177,888
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	4,021,874
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	824,616
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	7,350,000	2,522,152
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	331,591
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	735,000	749,906
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	6,225,000	6,581,506
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	3,400,000	3,538,448
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,505,677
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	600,000	614,562
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, AGM, 5%, 7/01/2032	690,000	703,993
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,604,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	95,138,000	101,117,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	17,233,000	17,685,883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	308,627
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	4,051,000	4,248,446
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	446,000	411,408
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	2,198,194
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	825,000	646,454
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	14,491,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	$20,115,000	$13,194,434
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	15,572,000	4,480,064
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	599,570
		$541,452,967
Rhode Island - 0.0%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$715,000	$720,069
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,985,000	2,019,619
		$2,739,688
South Carolina - 1.0%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030	$425,000	$430,245
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040	1,000,000	1,006,470
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049	500,000	505,005
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,424,428
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	1,500,000	1,578,840
South Carolina Jobs & Economic Development Authority, 5.25%, 4/01/2053	4,060,000	4,314,481
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	758,117
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	900,682
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,888,124
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,546,569
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	4,017,678
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,541,860
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,898,416
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	2,086,737
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	9,330,000	10,680,611
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	2,655,000	2,796,060
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,744,154
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,811,106
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	1,330,000	1,534,088
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,347,192
		$55,810,863
Tennessee - 0.8%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$2,270,000	$2,503,015
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	390,000	422,651
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	590,000	697,651
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	295,000	346,519
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	798,334
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	935,032
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,380,000	1,584,944
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	10,535,000	12,270,431
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	266,258
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	310,000	337,646
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,391,980
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	521,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	$1,000,000	$1,039,700
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,280,031
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	2,100,000	2,291,772
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	2,475,000	2,734,949
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	11,945,000	13,392,614
		$45,814,827
Texas - 6.0%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$945,000	$966,168
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	1,810,000	1,766,614
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	4,810,000	4,508,172
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	895,333
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,981,613
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,106,354
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,799,507
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,737,985
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	800,000	949,056
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	773,961
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	3,941,178
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,068,923
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	904,952
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,345,591
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	248,765
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	595,289
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	385,512
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	561,442
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	1,000,000	966,490
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	1,027,873
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,472,695
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	939,319
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	695,000	724,607
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,032,817
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	250,000	256,480
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	4,962,428
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,677,749
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,647,408
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,985,773
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	665,258
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,396,340
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,869,410
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	875,420
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,576,823
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,490,165
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	192,835
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	467,964
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	2,991,723
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	18,076,053
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	326,675
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	624,477
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,791,667
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	4,655,000	4,731,994
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	163,624
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) “A”, 5%, 7/01/2027	730,000	764,157
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) “B-2”, 5%, 7/15/2027	1,005,000	1,051,984
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,662,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	$100,000	$100,270
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,471,090
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	190,000	202,569
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	285,000	301,647
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	327,106
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	587,679
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	4,240,000	4,491,686
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	524,846
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,134,133
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,878,691
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029	780,000	772,652
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039	2,030,000	2,100,502
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049	1,555,000	1,596,270
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,627,645
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	3,083,190
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,152,760
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,211,260
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	295,000	286,330
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	420,000	369,936
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	693,660
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	774,902
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	255,000	249,862
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	431,864
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,376,211
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	465,000	473,072
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,458,610
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,504,398
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	550,000	550,693
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	2,039,873
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	232,042
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,040,399
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,257,817
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	3,205,000	2,991,034
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	310,000	368,990
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	310,000	368,990
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	770,000	916,523

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	$1,295,000	$1,386,453
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,700,993
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	2,250,000	2,479,140
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	155,000	158,323
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	385,000	391,738
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	1,155,000	1,170,385
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	595,000	608,132
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	655,000	666,875
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	785,000	796,767
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	1,435,000	1,459,668
North Texas Tollway Authority Rev., 6%, 1/01/2043 (Prerefunded 1/01/2021)	1,280,000	1,291,866
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,601,052
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	9,200,000	9,183,900
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	10,550,000	10,440,491
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	9,912,770
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,114,496
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,033,592
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,742,849
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	5,051,440
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	545,000	684,149
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	680,000	846,648
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	540,000	667,937
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	540,000	663,260
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	830,000	1,021,207
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	810,000	1,010,183
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	675,000	833,146
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	485,000	595,148
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	595,000	725,549
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	1,095,000	1,182,359
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,600,860
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,497,632
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	5,210,000	5,397,247
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041 (a)(d)	2,750,000	1,787,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035 (a)(d)	845,000	549,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045 (a)(d)	3,750,000	2,437,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	2,565,000	2,119,819
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	1,857,940
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,062,101
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	2,515,000	2,022,613
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	3,855,000	3,594,980
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	5,105,000	4,413,272
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	21,598,048	22,248,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	$660,000	$686,809
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	6,705,000	7,573,700
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	3,490,000	3,912,953
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	35,875,000	40,781,265
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,565,080
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,248,562
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,477,490
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	6,485,165
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	334,387
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	232,363
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	243,454
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	229,830
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	434,169
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	563,849
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	436,983
		$343,113,590
Utah - 0.4%
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	$1,530,000	$1,588,829
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,314,838
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	380,000	379,802
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	400,000	483,604
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	355,000	423,217
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	769,509
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	1,935,528	2,086,363
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	4,000,802	4,302,582
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	4,785,490	5,158,423
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	4,859,377	5,213,772
		$21,720,939
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,990,000	$2,070,018
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,808,225
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	2,445,000	2,698,815
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	465,000	493,063
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	515,000	542,388
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	475,000	500,279
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	515,000	541,188
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	772,675
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,743,828
		$14,170,479
Virginia - 1.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,710,000	$4,897,693
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	85,917
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	330,000	331,026
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	580,000	595,144
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	1,105,000	1,150,349
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	3,865,000	3,899,167
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	960,000	997,018
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,805,187
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,140,000	1,279,525
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	545,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030	$2,810,000	$2,919,084
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	2,590,000	2,657,547
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,507,905
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	3,891,058
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,655,000	1,705,527
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,294,146
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,129,885
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2036	2,500,000	2,760,250
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2037	2,750,000	3,024,918
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2038	3,000,000	3,287,520
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	3,500,000	3,825,920
Virginia Small Business Financing Authority Rev. (The Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	1,965,000	2,141,555
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	715,000	726,697
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	7,855,000	8,104,239
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2021 (a)(d)	6,569,571	657
		$67,563,063
Washington - 1.4%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$2,675,000	$3,059,371
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,844,983
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	7,240,276
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	2,220,000	2,484,380
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,779,900
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	783,363
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	1,000,764
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,100,640
Seattle, WA, Municipal Light & Power Improvement Rev., “C”, 4%, 9/01/2037	7,000,000	8,082,830
Seattle, WA, Port Rev., 4%, 4/01/2044	2,175,000	2,316,418
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000,000	5,912,300
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,575,000	6,682,697
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,775,000	1,970,072
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	1,992,684
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038	830,000	843,139
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048	1,420,000	1,415,683
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053	1,375,000	1,359,627
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028	225,000	232,684
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033	225,000	241,200
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038	325,000	345,803
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	450,000	473,373
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,558,941
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	4,675,000	4,776,588
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	3,026,549
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,022,680
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	2,026,420
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,402,363
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,652,557
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	5,165,000	5,711,612
		$82,339,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.6%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	$1,000,000	$990,050
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	6,455,000	7,523,431
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2027	2,100,000	2,352,336
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,115,430
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,354,196
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	407,365
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	15,000,000	16,497,150
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	610,000	668,743
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	639,633
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	285,000	305,090
		$31,853,424
Wisconsin - 3.4%
Public Finance Authority Wisconsin Healthcare Facilities Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	$715,000	$787,329
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2031 (w)	85,000	62,307
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032 (w)	725,000	509,552
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033 (w)	1,105,000	744,405
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034 (w)	1,050,000	680,904
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035 (w)	1,580,000	980,975
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036 (w)	1,620,000	964,418
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037 (w)	2,630,000	1,499,836
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038 (w)	2,845,000	1,549,728
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039 (w)	3,095,000	1,611,505
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040 (w)	1,340,000	667,146
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031 (w)	545,000	399,463
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032 (w)	740,000	521,278
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033 (w)	710,000	479,491
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034 (w)	655,000	425,894
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035 (w)	840,000	523,026
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036 (w)	815,000	486,669
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037 (w)	815,000	465,512
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038 (w)	840,000	459,144
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039 (w)	790,000	412,830
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040 (w)	195,000	97,457
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,530,000	2,535,541
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,260,597
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,202,901
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,185,862
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	160,000	205,192
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2031	170,000	216,665
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2032	200,000	253,214
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2033	215,000	270,919
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2034	200,000	251,366
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2035	260,000	325,403
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,170,773
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,988,100
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	760,631
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	520,000	602,644
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	600,000	687,054
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	2,515,000	2,866,446
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,940,566
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,170,553
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,082,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	$1,145,000	$1,150,759
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,875,000	6,863,725
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	2,265,000	2,204,026
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	1,195,000	1,227,002
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	1,595,000	1,631,637
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	6,430,000	6,558,536
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047 (u)	7,660,000	8,441,780
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	410,000	427,343
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	3,990,185
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,229,344
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,970,450
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	491,098
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	874,112
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,454,258
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	325,322
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	968,402
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	645,412
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	709,768
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,072,216
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,074,497
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,049,542
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029	510,000	524,275
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039	500,000	520,570
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049	1,100,000	1,131,922
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023 (n)	225,000	227,846
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	720,203
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,403,436
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	543,114
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	920,000	958,934
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,215,000	1,245,509
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	629,082
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	573,035
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	8,870,000	7,618,798
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	6,996,962
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	1,250,000	1,075,913
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,304,394
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039	770,000	780,372
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049	1,455,000	1,446,095
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054	1,365,000	1,345,180
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,514,503
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 3%, 4/01/2025 (n)	325,000	321,812
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	655,662
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,039,330
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,150,000	1,228,246
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	2,000,000	2,104,180
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,116,216
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	3,915,000	4,122,534
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	4,010,853
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	8,800,000	9,190,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	$1,905,000	$2,019,014
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,839,665
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,788,644
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,706,060
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	601,671
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	1,069,774
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	914,747
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	680,000	779,246
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	1,028,941
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	780,000	893,077
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,550,194
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,567,316
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,842,605
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,630,957
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,554,747
		$191,800,772
Total Municipal Bonds		$5,594,903,471
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	$8,338,000	$6,909,671
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	1,149,000	831,558
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2028 (n)	862,000	598,403
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	34,400,000	9,835,700
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NATL, 0%, 2/15/2045 (n)	602,076	186,512
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NATL, 0%, 2/15/2033 (n)	4,735,000	2,581,323
Total Bonds		$20,943,167
Investment Companies (h) - 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	112,836,491	$112,836,491

Other Assets, Less Liabilities - (0.6)%		(35,892,444)
Net Assets - 100.0%		$5,692,790,685
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $112,836,491 and $5,615,846,638, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $247,263,110, representing 4.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$1,575,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	1,140,291	816,306
Total Restricted Securities			$2,391,306
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,594,903,471	$—	$5,594,903,471
U.S. Corporate Bonds	—	20,943,167	—	20,943,167
Mutual Funds	112,836,491	—	—	112,836,491
Total	$112,836,491	$5,615,846,638	$—	$5,728,683,129
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$93,152,808	$998,985,770	$979,250,589	$(42,341)	$(9,157)	$112,836,491

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$421,493	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.